Investment Risks	Jun. 30, 2024
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, the ongoing wars in Europe and the Middle East and the impact of the coronavirus (COVID-19) global pandemic. Uncertainties regarding the future of the Federal Reserve’s monetary policy, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Common Stocks Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Stock Selection Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Foreign Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Emerging Markets Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and is dependent on the decisions of the portfolio management team to achieve the Fund’s investment objective.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | ESG and Low Carbon Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG and Low Carbon Investing Risks. In pursuing MFG Asset Management’s ESG and low carbon investment strategy, there is a risk that the Fund may invest in companies that underperform the global equity markets or other companies in a portfolio that do not employ such strategy because the Fund’s universe of investments may be smaller than that of other funds. The Fund may forgo opportunities to gain exposure to certain companies, industries, sectors or countries, and it may choose to sell a security when it might otherwise be disadvantageous to do so.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Large Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | ADR/GDR Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ADR/GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Small Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Fund Risks. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Shareholder Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholder Concentration Risks. A large percentage of the Fund’s shares are held by a small number of shareholders, including affiliates of MFG Asset Management. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s expenses.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Sector Emphasis Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risks. Sector emphasis risk is the possibility that investments within certain sectors may decline in price due to sector-specific economic developments.
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, the ongoing wars in Europe and the Middle East and the impact of the coronavirus (COVID-19) global pandemic. Uncertainties regarding the future of the Federal Reserve’s monetary policy, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Common Stocks Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Stock Selection Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Foreign Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Emerging Markets Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and is dependent on the decisions of the portfolio management team to achieve the Fund’s investment objective.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Large Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Stapled Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | REIT Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. Changes in tax laws may also result in unfavorable tax treatment of REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Shareholder Ownership and Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholder Ownership and Concentration Risks. A large percentage of the Fund’s shares are held by financial intermediaries and institutional investors. In many cases, the Fund does not have visibility as to the underlying beneficial owners of the Fund’s shares. A large redemption by one or more of these shareholders could result in the Fund selling securities when it otherwise would not have done so, accelerating the realization of capital gains and increasing transaction costs. A large redemption could also significantly reduce the Fund’s assets and increase the Fund’s expenses.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Infrastructure and Utilities Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Infrastructure and Utilities Concentration Risks. The Fund’s investments in infrastructure and utilities companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Specific infrastructure assets in which the Fund invests may be subject to additional risks relating to communication, energy, social, transportation and utilities infrastructure companies.
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Small- and Medium-Capitalization Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.